Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Inventory Disclosure [Abstract]
Write down of obsolete inventory	¥ 2,449	$ 376	¥ 1,037	¥ 0